Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments
Future minimum lease payments by year and in the aggregate under all operating leases and lease financing obligations consist of the following approximate amounts:

	Lease Financing Obligations	Operating Leases	Total
	(In millions)
2016	$15	$49	$64
2017	16	47	63
2018	16	41	57
2019	16	32	48
2020	17	24	41
Thereafter	323	39	362
	$403	$232	$635